Finance income and finance costs	12 Months Ended
Dec. 31, 2022
Finance income and finance costs
Finance income and finance costs

10.Finance income and finance costs

The following table shows the items of finance income and costs for the years ended December 31:

	2022	2021	2020
Interest SVB Loan Agreement (see note 20)	(1,630)	(712)	(95)
Foreign exchange differences	3,386	7,636	(6,693)
Interest on certificates of deposit with maturities of more than three months	0	0	186
Other finance income/finance costs - net	361	(415)	(45)
	2,117	6,509	(6,647)